Property and Equipment - Schedule of Property and equipment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Successor [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 237,561		$ 237,561		$ 211,139
Accumulated depreciation	(51,886)		(51,886)		(21,906)
Property and equipment, net	185,675		185,675		189,233
Cost of revenue	239,824		430,370
Total depreciation expense	16,315		31,912
Predecessor [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net		$ 115,756		$ 115,756
Cost of revenue		228,673		395,887	725,375
Selling, general and administrative expenses					168,229
Total depreciation expense		9,519		18,712
Land [Member] | Successor [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 6,205		$ 6,205		5,950
Building and Leasehold Improvements [Member] | Successor [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, Useful Life (Years)	25 years		25 years
Total property and equipment	$ 20,044		$ 20,044		19,308
Computer, Software, And Office Equipment [Member] | Successor [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	3,225		3,225		2,917
Machinery and Equipment [Member] | Successor [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 142,379		$ 142,379		122,932
Vehicles [Member] | Successor [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, Useful Life (Years)	5 years		5 years
Total property and equipment	$ 60,622		$ 60,622		53,154
Construction in Progress [Member] | Successor [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	5,086		5,086		$ 6,878
Cost of Sales [Member] | Successor [Member]
Property, Plant and Equipment [Line Items]
Cost of revenue	16,219		31,581
Cost of Sales [Member] | Predecessor [Member]
Property, Plant and Equipment [Line Items]
Cost of revenue		9,481		18,542
Selling, General and Administrative Expenses [Member] | Successor [Member]
Property, Plant and Equipment [Line Items]
Selling, general and administrative expenses	$ 96		$ 331
Selling, General and Administrative Expenses [Member] | Predecessor [Member]
Property, Plant and Equipment [Line Items]
Selling, general and administrative expenses		$ 38		$ 170
Minimum [Member] | Computer, Software, And Office Equipment [Member] | Successor [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, Useful Life (Years)	3 years		3 years
Minimum [Member] | Machinery and Equipment [Member] | Successor [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, Useful Life (Years)	3 years		3 years
Maximum [Member] | Computer, Software, And Office Equipment [Member] | Successor [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, Useful Life (Years)	5 years		5 years
Maximum [Member] | Machinery and Equipment [Member] | Successor [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, Useful Life (Years)	10 years		10 years